Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021
Significant Accounting Policies (Details) [Line Items]
Restricted cash			$ 25,947
Accounts receivable	275,247		270,693
Inventory Adjustments	116,135		114,214
Refunds liabilities	480,227		472,282
Advance from customers	218,644		257,449
Advertising expense	218,971	$ 402,663
Accumulated other comprehensive income	758,820		527,786
Cash and cash equivalents	31,321		13,333,028
Receivables and other current assets	$ 1,655,817		1,090,759
Concentration risk percentage	10.00%
Concentration risk percentage		10.00%
Credit Risk [Member]
Significant Accounting Policies (Details) [Line Items]
Accounts receivable	$ 275,247		$ 270,693